Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 GBP (£)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary [Member] USD ($)
Cash and cash equivalents (includes $1.1 million from VIE as of December 31, 2012)	$ 36,571		$ 75,765		$ 1,100
Trade receivables (includes $12.4 million from VIE as of December 31, 2012)	150,074		100,456		12,400
Accrued contract receivables (includes $8.8 million from VIE as of December 31, 2012)	132,957		98,203		8,800
Other receivables and current assets (includes $1.3 million from VIE as of December 31, 2012)	12,353		26,638		1,300
Property and equipment, net (includes $0.2 million from VIE as of December 31, 2012)	13,073		5,922		200
Intangible assets, net (includes $2.9 million from VIE as of December 31, 2012)	93,982		91,192		2,900
Other assets (includes $1.5 million from VIE as of December 31, 2012)	14,782		7,735		1,500
Accounts payable (includes $0.7 million from VIE as of December 31, 2012)	37,786		41,565		700
Accrued liabilities (includes $0.5 million from VIE as of December 31, 2012)	97,374		49,621		500
Deferred revenue and current portion of deferred government grant (includes $0.7 million from VIE as of December 31, 2012)	12,626		6,217		700
Income tax liabilities (includes $0.9 million from VIE as of December 31, 2012)	9,953		9,883		900
Other non-current liabilities (includes $4.8 million from VIE as of December 31, 2012)	$ 21,703		$ 18,180		$ 4,800
Ordinary shares, par value (in pounds per share)		£ 0.05		£ 0.05
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	65,622,141	65,622,141	61,790,985	61,790,985
Ordinary shares, outstanding	65,622,141	65,622,141	61,790,985	61,790,985